Taxation (Details) - Schedule of reconciliation of tax computed by applying the statutory income tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of tax computed by applying the statutory income tax rate [Abstract]
Profit (loss) before income taxes	$ (35,683)	$ (32,532)	$ (68,727)
Income tax (expense) income computed at the statutory income tax rate at 25%	4,594	7,356	17,182
Non-deductible expenses	380	955	(7,393)
Non-taxation income		753
Preferential rate	(820)	(286)	(790)
Current and deferred tax rate differences	(291)	(971)	238
Foreign rate differences	(5)	137	(5,670)
Change of valuation allowance	(4,587)	(7,834)	(4,202)
Statutory income			(1,471)
R&D super deduction	323	839	305
Income tax (expense) benefit	$ (406)	$ 949	$ (331)